Fair Value Measurements - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2025	Aug. 11, 2025	Feb. 09, 2025	Dec. 31, 2024	Dec. 06, 2024
Money Market Fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investment in Trust Account	$ 293,283			$ 3,666,439
Money Market Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investment in Trust Account
Money Market Fund [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investment in Trust Account
Event of default subscription share liability [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Fair value of liabilities
Event of default subscription share liability [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Fair value of liabilities
Event of default subscription share liability [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Fair value of liabilities
Return of capital subscription shares liability [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Fair value of liabilities
Return of capital subscription shares liability [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Fair value of liabilities
Return of capital subscription shares liability [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Fair value of liabilities	$ 147,600	$ 147,600
Fair value of subscription shares [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Equity:
Fair value of subscription shares
Fair value of subscription shares [Member] | Significant Other Observable Inputs (Level 2) [Member]
Equity:
Fair value of subscription shares
Fair value of subscription shares [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Equity:
Fair value of subscription shares			$ 55,500		$ 878,000